OTHER BORROWINGS (Details)	12 Months Ended						1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Film financing agreement Third party investor USD ($)	Dec. 31, 2011 Film financing agreement Third party investor USD ($)	Dec. 31, 2010 Film financing agreement Third party investor USD ($)	Jun. 30, 2010 Film financing agreement entered into in June,2010 Third party investor USD ($)	Jun. 30, 2010 Film financing agreement entered into in June,2010 Third party investor CNY	Dec. 31, 2011 Film financing agreement entered into in June,2010 Third party investor USD ($)	Dec. 31, 2010 Film financing agreement entered into in June,2010 Third party investor USD ($)	Jun. 30, 2011 Film financing agreement entered into in June,2010 Third party investor	Dec. 31, 2010 Film financing agreement entered into in December,2010 Third party investor USD ($)	Dec. 31, 2010 Film financing agreement entered into in December,2010 Third party investor CNY	Dec. 31, 2011 Film financing agreement entered into in December,2010 Third party investor USD ($)	Oct. 31, 2011 Film financing agreement entered into in October,2011 Third party investor USD ($) item	Oct. 31, 2011 Film financing agreement entered into in October,2011 Third party investor CNY	Dec. 31, 2012 Film financing agreement entered into in October,2011 Third party investor USD ($)	Dec. 31, 2011 Film financing agreement entered into in October,2011 Third party investor USD ($)	May 30, 2011 Film financing agreement entered into in April 2011 and May 2011 Third party investor USD ($) item	May 30, 2011 Film financing agreement entered into in April 2011 and May 2011 Third party investor CNY	Dec. 31, 2012 Film financing agreement entered into in April 2011 and May 2011 Third party investor USD ($)	Sep. 30, 2012 Film financing agreement entered into in September 2012 Third party investor USD ($)	Sep. 30, 2012 Film financing agreement entered into in September 2012 Third party investor CNY	Dec. 31, 2012 Film financing agreement entered into in September 2012 Third party investor USD ($)
OTHER BORROWINGS
Effective interest rate (as a percent)											10.00%								15.00%	15.00%		8.00%	8.00%
Effective interest rate, minimum (as a percent)															15.00%	15.00%	15.00%	15.00%
Effective interest rate, maximum (as a percent)															20.00%	20.00%	20.00%	20.00%
Number of agreements entered into with other investors															2	2			2	2
Changes in the balances of other borrowings
Balance at the beginning of the period	$ 1,831,658			$ 1,831,658	$ 1,445,150
Received from investors	6,150,156	1,572,723	1,342,799	6,150,156	1,572,723		1,175,295	8,000,000				167,504	1,115,075		1,572,723	10,000,000			3,001,343	19,000,000		3,148,813	20,000,000
Accrued interest				553,800	122,660	271,654			57,676	54,298							211,236	64,984			278,499			64,065
Payments of principal made during the year		(1,231,034)	(5,942,595)		(1,231,034)
Payments of interest made during the year	(967,100)	(1,502,957)	(999,247)		(123,103)
Exchange difference				135,436	45,262
Balance at the end of the period	8,671,050	1,831,658		8,671,050	1,831,658	1,445,150
Interest on borrowing														0
Interest expenses capitalized to production costs				$ 549,841	$ 64,984	$ 50,740
Term of loan	10 years														1 year	1 year			1 year	1 year				1 year